Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
STF Tactical Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	STF Tactical Growth & Income ETF
Class Name	STF Tactical Growth & Income ETF
Trading Symbol	TUGN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the STF Tactical Growth & Income ETF for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
Additional Information Phone Number	972-365-5673
Additional Information Website	https://stfm.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STF Tactical Growth & Income ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://stfm.com/ for more recent performance information.
Net Assets	$ 33,616,084
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$33,616,084
Number of Holdings	103
Portfolio Turnover	38%
30-Day SEC Yield	0.13%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	8.8%
Microsoft Corp.	8.0%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.2%
Meta Platforms, Inc.	5.0%
Amazon.com, Inc.	4.8%
Alphabet, Inc.	4.7%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	1.9%

Top Sectors	(%)
Manufacturing	49.7%
Information	22.8%
Retail Trade	9.4%
Professional, Scientific, and Technical Services	7.3%
Administrative and Support and Waste Management and Remediation Services	2.4%
Real Estate and Rental and Leasing	2.0%
Utilities	1.4%
Accommodation and Food Services	1.2%
Transportation and Warehousing	0.7%
Cash & Other	3.1%

Updated Prospectus Web Address	https://stfm.com/
STF Tactical Growth ETF
Shareholder Report [Line Items]
Fund Name	STF Tactical Growth ETF
Class Name	STF Tactical Growth ETF
Trading Symbol	TUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the STF Tactical Growth ETF for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
Additional Information Phone Number	972-365-5673
Additional Information Website	https://stfm.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STF Tactical Growth ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://stfm.com/ for more recent performance information.
Net Assets	$ 190,115,651
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$190,115,651
Number of Holdings	101
Portfolio Turnover	46%
30-Day SEC Yield	0.12%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	8.9%
Microsoft Corp.	8.1%
NVIDIA Corp.	7.4%
Broadcom, Inc.	5.2%
Meta Platforms, Inc.	5.1%
Amazon.com, Inc.	4.9%
Alphabet, Inc.	4.7%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.6%
Netflix, Inc.	1.9%

Top Sectors	(%)
Manufacturing	50.0%
Information	23.0%
Retail Trade	9.6%
Professional, Scientific, and Technical Services	7.3%
Administrative and Support and Waste Management and Remediation Services	2.3%
Real Estate and Rental and Leasing	1.9%
Utilities	1.4%
Accommodation and Food Services	1.2%
Transportation and Warehousing	0.7%
Cash & Other	2.6%

Updated Prospectus Web Address	https://stfm.com/